Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CARDIOME PHARMA CORP
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	61,129,091
Amendment Flag	false
Entity Central Index Key	0001036141
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY